Retirement Plans Postretirement and Postemployment Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	$ 445,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	176,000
Transition assets, recognized in net periodic benefit cost	1,000
Accumulated benefit obligation for defined benefit pension plans	453,161,000	481,865,000
Pension contribution and SERP payments	28,995,000	33,400,000
Corporation's matching obligations	7,097,000	6,216,000	5,554,000
Accrued postemployment benefits	1,096,000	1,538,000
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Actuarial gain (loss), recognized in net periodic benefit cost	3,900,000
Actuarial gain (loss), recognized in net periodic benefit cost - deferred tax asset and liability	1,542,000
SERP Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated contribution of pension plans	20,715,000
Postretirement Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	3,255,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	1,287,000
Actuarial gain (loss), recognized in net periodic benefit cost	138,000
Pension contribution and SERP payments	1,972,000	3,994,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	55,000
Postretirement Health Care Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated contribution of pension plans	$ 1,970,000
Equity Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of pension asset equity securities in mid and large capitalization funds	65.00%
Debt Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of pension assets invested in debt securities with objective of exceeding return of Barclays Capital Aggregate Bond Index	85.00%